Subsequent Events (Details) kr in Thousands	May 03, 2021 NOK (kr)
FREYR AS | Subsequent event | Facility space at Mo Industripark AS
Subsequent Event [Line Items]
Payment for obtaining the binding offer to lease	kr 300